Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Net earned premiums	$ 180,312	$ 1,047,541	$ 1,035,467
Net investment income	97,770	169,453	180,734
Net realized gains on investments, excluding other-than-temporary investment losses	165,122	17,044	16,365
Total other-than-temporary investment losses	(1,973)	(7,724)	(55)
Portion of net (loss) income recognized in other comprehensive income, before taxes	(206)	701	31
Net other-than-temporary investment losses recognized in earnings	(2,179)	(7,023)	(24)
Amortization of deferred gains and gains (losses) on disposal of businesses	364,509	9,092	(5,147)
Fees and other income	6,670	14,810	11,934
Total revenues	812,204	1,250,917	1,239,329
Benefits, losses and expenses
Policyholder benefits	152,700	749,584	746,101
Amortization of deferred acquisition costs and value of business acquired	7,053	34,219	32,638
Underwriting, general and administrative expenses	119,415	352,000	356,413
Goodwill impairment	17,285	0	0
Total benefits, losses and expenses	296,453	1,135,803	1,135,152
Income before provision for income taxes	515,751	115,114	104,177
Provision for income taxes	206,243	41,013	34,999
Net income	$ 309,508	$ 74,101	$ 69,178